Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 378	SFr 440	SFr 374	SFr 818	SFr 740
Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	65			SFr 65
Compensation expense relating to deferred compensation	SFr 9
Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M17, the Group granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 9 million in 2Q17 and was recognized in the Corporate Center.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	2 years
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 804	SFr 743
Bank | Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 65			65
Compensation expense relating to deferred compensation				SFr 9
Bank | Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M17, the Bank granted deferred cash retention awards of CHF 65 million relating to the reorganization of the Asia Pacific business. These will be expensed over a two-year period from the grant date. Amortization of these awards totaled CHF 9 million in 6M17 and was recognized in the Corporate Center.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term				2 years